CECL (Details 14) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021 CHF (SFr) contract	Mar. 31, 2021 CHF (SFr) contract	Jun. 30, 2020 CHF (SFr) contract	Jun. 30, 2021 CHF (SFr) contract	Jun. 30, 2020 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	5	11	3	16	9
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 21	SFr 415	SFr 118	SFr 436	SFr 148
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 17	SFr 411	SFr 117	SFr 428	SFr 131
Restructured loans, subsequently defaulted, Number of contracts | contract	3	0	3	3	3
Restructured loans, subsequently defaulted, Recorded Investment	SFr 156	SFr 0	SFr 12	SFr 156	SFr 12
Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	0	2	0	2
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 116	SFr 0	SFr 116
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 116	SFr 0	SFr 116
Restructured loans, subsequently defaulted, Number of contracts | contract	3	0	0	3	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 156	SFr 0	SFr 0	SFr 156	SFr 0
Corporate and institutional | Real estate
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	0	0	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 2	SFr 0	SFr 0	SFr 2	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 2	SFr 0	SFr 0	SFr 2	SFr 0
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	4	10	1	14	7
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 19	SFr 371	SFr 2	SFr 390	SFr 32
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 15	SFr 367	SFr 1	SFr 382	SFr 15
Restructured loans, subsequently defaulted, Number of contracts | contract	0	0	3	0	3
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 0	SFr 12	SFr 0	SFr 12
Corporate and institutional | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	0	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 44	SFr 0	SFr 44	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 44	SFr 0	SFr 44	SFr 0
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				16	9
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 436	SFr 148
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 428	SFr 131
Restructured loans, subsequently defaulted, Number of contracts | contract				3	3
Restructured loans, subsequently defaulted, Recorded Investment				SFr 156	SFr 12
Bank | Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				0	2
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 0	SFr 116
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 0	SFr 116
Restructured loans, subsequently defaulted, Number of contracts | contract				3	0
Restructured loans, subsequently defaulted, Recorded Investment				SFr 156	SFr 0
Bank | Corporate and institutional | Real estate
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 2	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 2	SFr 0
Bank | Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				14	7
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 390	SFr 32
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 382	SFr 15
Restructured loans, subsequently defaulted, Number of contracts | contract				0	3
Restructured loans, subsequently defaulted, Recorded Investment				SFr 0	SFr 12
Bank | Corporate and institutional | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 44	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 44	SFr 0